ACCUMULATED OTHER COMPREHENSIVE INCOME - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables)	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of changes in accumulated other comprehensive income by component

The changes in Accumulated other comprehensive income by component for the six months ended June 30, 2019 and 2018 are as follows:

	2019	2018
Accumulated other comprehensive income – January 1,	$4,387	$4,773
Other comprehensive (loss) income before reclassifications	(4,007)	1,054
Amounts reclassified from Accumulated other comprehensive income	1,029	621
Other comprehensive (loss) income for the period	(2,978)	1,675
Accumulated other comprehensive income – June 30,	$1,409	$6,448